SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [  ]

         Post-Effective Amendment No.       30        (File No. 2-73114)     [X]
                                         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             21       (File No. 811-3217)              [X]
                               ---------

                        (Check appropriate box or boxes)

                               IDS LIFE ACCOUNT F
                               IDS LIFE ACCOUNT IZ
                               IDS LIFE ACCOUNT JZ
                               IDS LIFE ACCOUNT G
                               IDS LIFE ACCOUNT H
                               IDS LIFE ACCOUNT N
                               IDS LIFE ACCOUNT KZ
                               IDS LIFE ACCOUNT LZ
                               IDS LIFE ACCOUNT MZ
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

200 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 2000 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)
    [ ] on (date) pursuant to paragraph (a) of rule 485

If appropriate check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
MAY 1, 2000

VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

VARIABLE RETIREMENT ANNUITY IS AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY. COMBINATION RETIREMENT ANNUITY IS AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION
FIXED/VARIABLE ANNUITY.

NEW VARIABLE RETIREMENT ANNUITY CONTRACTS (VRA) ARE NOT CURRENTLY BEING OFFERED. NEW COMBINATION RETIREMENT ANNUITIES (CRA) CONTRACTS CURRENTLY ARE BEING OFFERED ONLY FOR LIMITED PURPOSES.

IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ AND MZ

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
       200 AXP Financial Center
       Minneapolis, MN 55474
       800-862-7919

This prospectus contains information that you should know before investing. You also will receive the American Express-Registered Trademark- Variable Portfolio Funds prospectus. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

KEY TERMS....................................     3
THE CONTRACT IN BRIEF........................     5
EXPENSE SUMMARY..............................     6
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................    12
FINANCIAL STATEMENTS.........................    13
PERFORMANCE INFORMATION......................    14
THE VARIABLE ACCOUNTS AND THE FUNDS..........    15
THE FIXED ACCOUNT............................    16
BUYING YOUR CONTRACT.........................    17
CHARGES......................................    19
VALUING YOUR INVESTMENT......................    22
MAKING THE MOST OF YOUR CONTRACT.............    24
SURRENDERS...................................    27
TSA -- SPECIAL SURRENDER PROVISIONS..........    28
CHANGING OWNERSHIP...........................    29
BENEFITS IN CASE OF DEATH....................    29
THE ANNUITY PAYOUT PERIOD....................    30
TAXES........................................    32
VOTING RIGHTS................................    35
ABOUT THE SERVICE PROVIDERS..................    35
YEAR 2000....................................    36
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.....................    37

--------------------------------------------------------------------------------

2      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed pension and profit sharing plans under Section 401(a) of the Code.

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code.

- Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 3

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

--------------------------------------------------------------------------------

4      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax-deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 15)

- the fixed account (under CRA only), which earns interest at a rate that we adjust periodically. (p. 16)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application for CRA. Applications are subject to acceptance at our office. After your initial purchase payment to CRA, you have the option of making additional purchase payments in the future. (p. 17)

- MINIMUM PURCHASE PAYMENT -- $600 on an annual basis.

- MINIMUM INSTALLMENT OR ADDITIONAL PURCHASE PAYMENT -- $50 monthly; $23.08 biweekly payroll deductions.

- MAXIMUM FIRST-YEAR PURCHASE PAYMENTS --
 Nonqualified: $25,000.
 Qualified: Two times initial annual gross purchase payment subject to any restrictions.

- MAXIMUM PURCHASE PAYMENT FOR EACH SUBSEQUENT YEAR --
 Nonqualified: $50,000 excluding rollovers.
 Qualified: Two times initial annual gross purchase payment subject to any restrictions.

Unlike the CRA, VRA was purchased with a single purchase payment. No additional purchase payments are allowed for VRA.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 25)

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 5

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 27)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 29)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 29)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 30)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 32)

CHARGES: We assess certain charges in connection with your contract:

- $30 for CRA and $20 for VRA annual contract administrative charge;

- 1.00% mortality and expense risk fee (if you allocate money to one or more variable accounts);

- surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

- the operating expenses of the funds in which the variable accounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs we deduct directly from your contract or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

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6      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

VARIABLE RETIREMENT ANNUITY
ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE* (contingent deferred sales charge as a percentage of amount surrendered)

   CONTRACT    SURRENDER CHARGE
     YEAR         PERCENTAGE
       1              7%
       2              6
       3              5
       4              4
       5              3
       6              2
       7              1
  8 and later         0

CONTRACT ADMINISTRATIVE CHARGE $20

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value):

MORTALITY AND EXPENSE RISK FEE  1%

COMBINATION RETIREMENT ANNUITY
ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE* (contingent deferred sales charge as a percentage of amount surrendered)

                 SURRENDER CHARGE
  CONTRACT YEAR     PERCENTAGE
       1-5              7%
        6               6
        7               5
        8               4
        9               3
       10               2
       11               1
  12 and later          0

CONTRACT ADMINISTRATIVE CHARGE $30

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 7

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value):

MORTALITY AND EXPENSE RISK FEE 1%

COMBINATION RETIREMENT ANNUITY (UNIVERSITY OF WISCONSIN TSA PLAN)
ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE* (contingent deferred sales charge as a percentage of amount surrendered)

   CONTRACT    SURRENDER CHARGE
     YEAR         PERCENTAGE
      1-3             7%
       4              6
       5              5
       6              4
       7              3
       8              2
  9 and later         0

CONTRACT ADMINISTRATIVE CHARGE $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value):

MORTALITY AND EXPENSE RISK FEE 1%

COMBINATION RETIREMENT ANNUITY (AMERICAN EXPRESS RETIREMENT SERVICES) ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE* (contingent deferred sales charge as a percentage of amount surrendered)

   CONTRACT    SURRENDER CHARGE
     YEAR         PERCENTAGE
       1              6%
       2              6
       3              5
       4              4
       5              3
       6              2
       7              1
  8 and later         0

CONTRACT ADMINISTRATIVE CHARGE $30

--------------------------------------------------------------------------------

8      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value):

MORTALITY AND EXPENSE RISK FEE 1%

*The surrender charge is further limited so that will never exceed 8.5% of aggregate purchase payment made to the contract. We reserve the right to reduce or eliminate the surrender charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.55%. The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

 ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A
 PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

                                MANAGEMENT  12B-1   OTHER
                                   FEES     FEES   EXPENSES    TOTAL(1)
AXP(SM) Variable Portfolio -
  Bond Fund                         .60%     .13       .08          .81%
  Capital Resource Fund             .60%     .13       .06          .79%
  Cash Management Fund              .51%     .13       .05          .69%
  Extra Income Fund                 .62%     .13       .08          .83%
  Global Bond Fund                  .84%     .13       .12         1.09%
  International Fund                .83%     .13       .11         1.07%
  Managed Fund                      .59%     .13       .04          .76%
  New Dimensions
    Fund-Registered Trademark-      .61%     .13       .07          .81%
  Strategy Aggressive Fund          .60%     .13       .07          .80%

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 9

EXAMPLE FOR THE VARIABLE RETIREMENT ANNUITY:*

You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return and. . . .

                                                                  NO SURRENDER OR SELECTION OF
                                 FULL SURRENDER AT THE           AN ANNUITY PAYOUT PLAN AT THE
                                END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(SM) Variable
  Portfolio -
  Bond Fund                $88.86  $108.36  $130.36  $217.35   $18.86  $58.36   $100.36  $217.35
  Capital Resource Fund    88.66   107.74   129.31    215.19   18.66    57.74    99.31    215.19
  Cash Management Fund     87.63   104.62   124.04    204.33   17.63    54.62    94.04    204.33
  Extra Income Fund        89.07   108.98   131.41    219.50   19.07    58.98   101.41    219.50
  Global Bond Fund         91.73   117.05   144.97    247.13   21.73    67.05   114.97    247.13
  International Fund       91.53   116.43   143.93    245.03   21.53    66.43   113.93    245.03
  Managed Fund             88.35   106.80   127.73    211.94   18.35    56.80    97.73    211.94
  New Dimensions
  Fund-Registered Trademark- 88.86 108.36   130.36    217.35   18.86    58.36   100.36    217.35
  Strategy Aggressive
    Fund                   88.76   108.05   129.83    216.27   18.76    58.05    99.83    216.27

  * In this example, the $20 contract administrative charge is approximated as a 0.030% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table.

EXAMPLE FOR THE COMBINATION RETIREMENT ANNUITY:**

You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return and. . . .

                                                                  NO SURRENDER OR SELECTION OF
                                 FULL SURRENDER AT THE           AN ANNUITY PAYOUT PLAN AT THE
                                END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(SM) Variable
  Portfolio -
  Bond Fund                $89.29  $129.67  $172.56  $241.87   $19.29  $59.67   $102.56  $221.87
  Capital Resource Fund    89.09   129.04   171.51    239.72   19.09    59.04   101.51    219.72
  Cash Management Fund     88.06   125.93   166.26    228.90   18.06    55.93    96.26    208.90
  Extra Income Fund        89.50   130.29   173.61    244.01   19.50    60.29   103.61    224.01
  Global Bond Fund         92.16   138.35   187.15    271.53   22.16    68.35   117.15    251.53
  International Fund       91.96   137.73   186.11    269.44   21.96    67.73   116.11    249.44
  Managed Fund             88.78   128.11   169.94    236.48   18.78    58.11    99.94    216.48
  New Dimensions
  Fund-Registered Trademark- 89.29 129.67   172.56    241.87   19.29    59.67   102.56    221.87
  Strategy Aggressive
    Fund                   89.19   129.36   172.04    240.79   19.19    59.36   102.04    220.79

 ** In this example, the $30 contract administrative charge is approximated as a 0.072% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table.

--------------------------------------------------------------------------------

10      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

EXAMPLE FOR THE COMBINATION RETIREMENT ANNUITY SELECT (UNIVERSITY OF WISCONSIN TSA PLAN):***

You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return and. . . .

                                                                  NO SURRENDER OR SELECTION OF
                                 FULL SURRENDER AT THE           AN ANNUITY PAYOUT PLAN AT THE
                                END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(SM) Variable
  Portfolio -
  Bond Fund                $89.29  $129.67  $152.56  $221.87   $19.29  $59.67   $102.56  $221.87
  Capital Resource Fund    89.09   129.04   151.51    219.72   19.09    59.04   101.51    219.72
  Cash Management Fund     88.06   125.93   146.26    208.90   18.06    55.93    96.26    208.90
  Extra Income Fund        89.50   130.29   153.61    224.01   19.50    60.29   103.61    224.01
  Global Bond Fund         92.16   138.35   167.15    251.53   22.16    68.35   117.15    251.53
  International Fund       91.96   137.73   166.11    249.44   21.96    67.73   116.11    249.44
  Managed Fund             88.78   128.11   149.94    216.48   18.78    58.11    99.94    216.48
  New Dimensions
  Fund-Registered Trademark- 89.29 129.67   152.56    221.87   19.29    59.67   102.56    221.87
  Strategy Aggressive
    Fund                   89.19   129.36   152.04    220.79   19.19    59.36   102.04    220.79

*** In this example, the $30 contract administrative charge is approximated as a 0.072% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table.

EXAMPLE FOR THE COMBINATION RETIREMENT ANNUITY (AMERICAN EXPRESS RETIREMENT SERVICES):****

You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return and. . . .

                                                                  NO SURRENDER OR SELECTION OF
                                 FULL SURRENDER AT THE           AN ANNUITY PAYOUT PLAN AT THE
                                END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(SM) Variable
  Portfolio -
  Bond Fund                $79.29  $109.67  $132.56  $221.87   $19.29  $59.67   $102.56  $221.87
  Capital Resource Fund    79.09   109.04   131.51    219.72   19.09    59.04   101.51    219.72
  Cash Management Fund     78.06   105.93   126.26    208.90   18.06    55.93    96.26    208.90
  Extra Income Fund        79.50   110.29   133.61    224.01   19.50    60.29   103.61    224.01
  Global Bond Fund         82.16   118.35   147.15    251.53   22.16    68.35   117.15    251.53
  International Fund       81.96   117.73   146.11    249.44   21.96    67.73   116.11    249.44
  Managed Fund             78.78   108.11   129.94    216.48   18.78    58.11    99.94    216.48
  New Dimensions
  Fund-Registered Trademark- 79.29 109.67   132.56    221.87   19.29    59.67   102.56    221.87
  Strategy Aggressive
    Fund                   79.19   109.36   132.04    220.79   19.19    59.36   102.04    220.79

**** In this example, the $30 contract administrative charge is approximated as a 0.072% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each account.

YEAR ENDED DEC. 31,        1999       1998       1997       1996       1995       1994     1993     1992     1991          1990
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT G (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- BOND FUND)
Accumulation unit
  value at beginning
  of period               $5.27      $5.25      $4.86      $4.59      $3.80      $3.99    $3.48    $3.21    $2.76      $2.67
Accumulation unit
  value at end of
  period                  $5.31      $5.27      $5.25      $4.86      $4.59      $3.80    $3.99    $3.48    $3.21      $2.76
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              238,818    287,881    316,789    362,167    393,697    361,640  405,429  330,000  270,858    236,926
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%      1.00%      1.00%    1.00%    1.00%    1.00%      1.00%
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT F (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- CAPITAL RESOURCE FUND)
Accumulation unit
  value at beginning
  of period              $10.09      $8.21      $6.67      $6.25      $4.94      $4.93    $4.82    $4.67    $3.22      $3.23
Accumulation unit
  value at end of
  period                 $12.36     $10.09      $8.21      $6.67      $6.25      $4.94    $4.93    $4.82    $4.67      $3.22
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              449,948    507,310    556,866    628,555    641,903    576,724  488,632  402,977  309,984    242,767
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%      1.00%      1.00%    1.00%    1.00%    1.00%      1.00%
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT H (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- CASH MANAGEMENT FUND)
Accumulation unit
  value at beginning
  of period               $2.56      $2.46      $2.36      $2.27      $2.18      $2.12    $2.09    $2.04    $1.95      $1.82
Accumulation unit
  value at end of
  period                  $2.66      $2.56      $2.46      $2.36      $2.27      $2.18    $2.12    $2.09    $2.04      $1.95
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              129,561     98,897     87,255     89,644    102,568     84,475   74,935  102,277  126,489    139,005
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%      1.00%      1.00%    1.00%    1.00%    1.00%      1.00%
Simple yield(1)            5.02%      3.72%      4.16%      3.85%      4.11%      4.41%    1.91%    1.79%    3.26%      6.25%
Compound yield(1)          5.14%      3.79%      4.24%      3.93%      4.20%      4.51%    1.93%    1.80%    3.31%      6.44%
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT LZ(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- EXTRA INCOME FUND)
Accumulation unit
  value at beginning
  of period               $1.12      $1.18      $1.05      $1.00         --         --       --       --       --         --
Accumulation unit
  value at end of
  period                  $1.17      $1.12      $1.18      $1.05         --         --       --       --       --         --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              218,583    228,165    175,024     59,939         --         --       --       --       --         --
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%        --         --       --       --       --         --
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT KZ(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- GLOBAL BOND FUND)
Accumulation unit
  value at beginning
  of period               $1.18      $1.10      $1.07      $1.00         --         --       --       --       --         --
Accumulation unit
  value at end of
  period                  $1.12      $1.18      $1.10      $1.07         --         --       --       --       --         --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)               70,499     78,150     65,609     24,878         --         --       --       --       --         --
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%        --         --       --       --       --         --
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT IZ(3) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- INTERNATIONAL FUND)
Accumulation unit
  value at beginning
  of period               $1.74      $1.52      $1.49      $1.38      $1.25      $1.29    $0.98    $1.00       --         --
Accumulation unit
  value at end of
  period                  $2.51      $1.74      $1.52      $1.49      $1.38      $1.25    $1.29    $0.98       --         --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              898,715  1,042,405  1,168,353  1,220,486  1,088,874    913,364  405,536   69,874       --         --
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%      1.00%      1.00%    1.00%    1.00%      --         --
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

12      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

YEAR ENDED DEC. 31,        1999       1998       1997       1996       1995       1994     1993     1992     1991          1990
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT N (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- MANAGED FUND)
Accumulation unit
  value at beginning
  of period               $4.03      $3.51      $2.97      $2.56      $2.09      $2.21    $1.98    $1.86    $1.45      $1.42
Accumulation unit
  value at end of
  period                  $4.58      $4.03      $3.51      $2.97      $2.56      $2.09    $2.21    $1.98    $1.86      $1.45
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              986,013  1,100,357  1,178,735  1,197,162  1,212,021  1,127,834  910,254  650,797  496,554    400,961
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%      1.00%      1.00%    1.00%    1.00%    1.00%      1.00%
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT MZ(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit
  value at beginning
  of period               $1.74      $1.37      $1.11      $1.00         --         --       --       --       --         --
Accumulation unit
  value at end of
  period                  $2.27      $1.74      $1.37      $1.11         --         --       --       --       --         --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)            1,188,480  1,001,826    831,259    350,598         --         --       --       --       --         --
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%        --         --       --       --       --         --
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNT JZ(3) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO -- STRATEGY AGGRESSIVE FUND)
Accumulation unit
  value at beginning
  of period               $1.91      $1.88      $1.68      $1.46      $1.12      $1.21    $1.08    $1.00       --         --
Accumulation unit
  value at end of
  period                  $3.24      $1.91      $1.88      $1.68      $1.46      $1.12    $1.21    $1.08       --         --
Number of
  accumulation units
  outstanding at end
  of period (000
  omitted)              927,190  1,087,314  1,168,829  1,172,793  1,007,976    780,423  347,336  115,574       --         --
Ratio of operating
  expense to average
  net assets               1.00%      1.00%      1.00%      1.00%      1.00%      1.00%    1.00%    1.00%      --         --
-------------------------------------------------------------------------------------------------------------------------------

(1) Net of annual contract administrative charge and mortality and expense risk fee.
(2)  Operations commenced on May 1, 1996.
(3)  Operations commenced on Jan. 13, 1992.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

PERFORMANCE INFORMATION

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- contract administrative charge,

- mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET
FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

14      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

THE VARIABLE ACCOUNTS AND THE FUNDS

You may allocate payments to any or all of the variable accounts that invest in shares of the following funds:

IDS LIFE
ACCOUNT    ESTABLISHED   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISOR OR MANAGER
  G        05/13/81      AXP(SM) Variable Portfolio -  Objective: high level of current    IDS Life Insurance Company (IDS
                         Bond Fund                     income while conserving the value   Life), investment manager;
                                                       of the investment and continuing a  American Express Financial
                                                       high level of income for the        Corporation (AEFC), investment
                                                       longest time period. Invests        advisor.
                                                       primarily in bonds and other debt
                                                       obligations.
  F        05/13/81      AXP(SM) Variable Portfolio -  Objective: capital appreciation.    IDS Life, investment manager; AEFC
                         Capital Resource Fund         Invests primarily in U.S. common    investment advisor.
                                                       stocks and other securities
                                                       convertible into common stocks.
  H        05/13/81      AXP(SM) Variable Portfolio -  Objective: maximum current income   IDS Life, investment manager; AEFC
                         Cash Management Fund          consistent with liquidity and       investment advisor.
                                                       conservation of capital. Invests
                                                       primarily in money market
                                                       securities.
  LZ       04/02/96      AXP(SM) Variable Portfolio -  Objective: high current income,     IDS Life, investment manager; AEFC
                         Extra Income Fund             with capital growth as a secondary  investment advisor.
                                                       objective. Invests primarily in
                                                       high-yielding, high-risk corporate
                                                       bonds issued by U.S. and foreign
                                                       companies and governments.
  KZ       04/02/96      AXP(SM) Variable Portfolio -  Objective: high total return        IDS Life, investment manager; AEFC
                         Global Bond Fund              through income and growth of        investment advisor.
                                                       capital. Non-diversified mutual
                                                       fund that invests primarily in
                                                       debt obligations of U.S. and
                                                       foreign issuers.
  IZ       09/20/91      AXP(SM) Variable Portfolio -  Objective: capital appreciation.    IDS Life, investment manager; AEFC
                         International Fund            Invests primarily in common stocks  investment advisor. American
                                                       or convertible securities of        Express Asset Management
                                                       foreign issuers that offer growth   International, Inc., a wholly-
                                                       potential.                          owned subsidiary of AEFC, is the
                                                                                           sub-investment advisor.
  N        04/17/85      AXP(SM) Variable Portfolio -  Objective: maximum total            IDS Life, investment manager; AEFC
                         Managed Fund                  investment return through a         investment advisor.
                                                       combination of capital growth and
                                                       current income. Invests primarily
                                                       in a combination of common and
                                                       preferred stocks, convertible
                                                       securities, bonds and other debt
                                                       securities.
  MZ       04/02/96      AXP(SM) Variable Portfolio -  Objective: long-term growth of      IDS Life, investment manager; AEFC
                         New Dimensions                capital. Invests primarily in       investment advisor.
                         Fund-Registered Trademark-    common stocks of U.S. and foreign
                                                       companies showing potential for
                                                       significant growth.
  JZ       09/20/91      AXP(SM) Variable Portfolio -  Objective: capital appreciation.    IDS Life, investment manager; AEFC
                         Strategy Aggressive Fund      Invests primarily in common stocks  investment advisor.
                                                       of small- and medium-sized
                                                       companies.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar objectives and policies.

The investment manager and advisor cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectus for facts you should know before investing. The funds' prospectus is also available by contacting us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the contract owner would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

FOR THE COMBINATION RETIREMENT ANNUITY CONTRACTS ONLY.

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

--------------------------------------------------------------------------------

16      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

BUYING YOUR CONTRACT

You can fill out your CRA application (VRA is no longer being sold) and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

- accounts in which you want to invest;

- how you want to make purchase payments;

- an annual purchase payment amount;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the accounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "Special surrender provisions.")

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

BENEFICIARY
If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

FOR THE VARIABLE RETIREMENT ANNUITY

This is a single premium contract. Additional payments cannot be made. This annuity is no longer being sold.

FOR THE COMBINATION RETIREMENT ANNUITY

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

                                IF PAYING BY INSTALLMENTS UNDER
                                   A SCHEDULED PAYMENT PLAN:              IF PAYING BY ANY OTHER METHOD:
                                         $50 per month                         $600 initial payment
                                        $23.08 biweekly                   $50 for any additional payments

Installments must total $600 in the first year.

* If you do not make any purchase payments for 24 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS**

                                    NONQUALIFIED ANNUITIES:                    QUALIFIED ANNUITIES:
                                      first year - $25,000                two times initial gross premium
                             subsequent years - $50,000 (excluding
                                           rollovers)                       (subject to any IRS limits)

Participants in the Combination Retirement Annuity-Select (University of Wisconsin TSA Plan) may buy the Combination Retirement Annuity with installment payments of $200 to $25,000 annually.

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS
Send your check along with your name and contract number to:

 1 BY LETTER
--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

--------------------------------------------------------------------------------

18      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

 2 BY SCHEDULED PAYMENT PLAN FOR CRA
--------------------------------------------------------------------------------
Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $20 annually from each VRA contract or $30 annually from each CRA contract. We deduct this charge on each anniversary date from the contract value at the end of each contract year. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the charge at the time of surrender. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to your variable accounts. The unit values of your accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the CRA's fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- First, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest.

- Then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

SURRENDER CHARGE
If you surrender part or all of your contract, you may be subject to a surrender charge as follows:

VARIABLE RETIREMENT ANNUITY -- A surrender charge applies if you make a surrender in the first seven contract years. After the first contract year, you may surrender 10% of your purchase payment each year without any surrender charge.

                 SURRENDER CHARGE AS A
                     PERCENTAGE OF
  CONTRACT YEAR   AMOUNT SURRENDERED
        1                      7%
        2                      6
        3                      5
        4                      4
        5                      3
        6                      2
        7                      1
  After 7 years                0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

COMBINATION RETIREMENT ANNUITY -- A surrender charge applies if you surrender all or part of your annuity's value in the first 11 contract years.

                  SURRENDER CHARGE AS A
                      PERCENTAGE OF
  CONTRACT YEAR    AMOUNT SURRENDERED
       1-5                      7%
        6                       6
        7                       5
        8                       4
        9                       3
        10                      2
        11                      1
  After 11 years                0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

--------------------------------------------------------------------------------

20      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

COMBINATION RETIREMENT ANNUITY SELECT (UNIVERSITY OF WISCONSIN TSA PARTICIPANTS
ONLY) -- A surrender charge applies if you surrender all or part of your annuity's value in the first eight contract years.

                 SURRENDER CHARGE AS A
                     PERCENTAGE OF
  CONTRACT YEAR   AMOUNT SURRENDERED
       1-3                     7%
        4                      6
        5                      5
        6                      4
        7                      3
        8                      2
  After 8 years                0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

COMBINATION RETIREMENT ANNUITY (CONVERSION FROM AMERICAN EXPRESS RETIREMENT SERVICES, OR OTHER IDS LIFE RETIREMENT ANNUITY UNDER WHICH CONVERSION IS AVAILABLE) -- A surrender charge applies if you surrender all or part of your annuity's value in the first seven contract years.

                 SURRENDER CHARGE AS A
                     PERCENTAGE OF
  CONTRACT YEAR   AMOUNT SURRENDERED
        1                      6%
        2                      6
        3                      5
        4                      4
        5                      3
        6                      2
        7                      1
  After 7 years                0

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

SURRENDER CHARGE CALCULATION EXAMPLE:
You request a $1,000 partial surrender, and the surrender charge is 5%:

$1,000 partial surrender   =   $1,052.63
       .95

Total amount surrendered                            $1,052.63
                                                 X      0.05
                                                    --------
Total surrender charge                              $  52.63

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 21

We will not increase the surrender charges during the term of the contract.

For a partial surrender that is subject to a surrender charge, the amount deducted for the surrender charge will be a percentage of the total amount surrendered. We will deduct the charge from the value remaining after we pay you the amount you requested. Example: Assume you request a surrender of $1,000 and there is a 7% surrender charge. The surrender charge is $75.26 for a total surrender amount of $1,075.26. This charge represents 7% of the total amount surrendered and we deduct it from the contract value remaining after we pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated contract administrative charge.

--------------------------------------------------------------------------------

22      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

VARIABLE ACCOUNTS
We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the variable accounts;

- transfers into or out of the variable accounts;

- partial surrenders;

- surrender charges; and/or

- prorated portions of the contract administrative charge.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the variable accounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                           AMOUNT   ACCUMULATION  NUMBER OF UNITS
                        MONTH             INVESTED   UNIT VALUE      PURCHASED
By investing an             Jan             $100        $20               5.00
equal number of             Feb              100         18               5.56
dollars each month...       Mar              100         17               5.88

you automatically           Apr              100         15               6.67
buy more units              May              100         16               6.25
when the per unit           Jun              100         18               5.56
market price is low...      Jul              100         17               5.88

and fewer units             Aug              100         19               5.26
when the per unit           Sept             100         21               4.76
market price is high.       Oct              100         20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

--------------------------------------------------------------------------------

24      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one account, including CRA's fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving CRA's fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time.

TRANSFER POLICIES

You may transfer contract values between the variable accounts for VRA or CRA, or from the variable accounts to the fixed account for CRA at any time.

FOR THE COMBINATION RETIREMENT ANNUITY

- If you made a transfer from CRA's fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for transfer periods of your choosing subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER
--------------------------------------------------------------------------------
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

MINIMUM AMOUNT
Transfers:    $250 or entire account balance
Surrenders:    none

MAXIMUM AMOUNT
Transfers or surrenders:    Contract value

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
--------------------------------------------------------------------------------
Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from CRA's fixed account to the variable accounts may not exceed an amount that, if continued, would deplete CRA's fixed account within 12 months.

- Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders:
                      $50

--------------------------------------------------------------------------------

26      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

 3 BY PHONE
--------------------------------------------------------------------------------
Call between 7 a.m. and 6 p.m. Central time:
1-800-862-7919

TTY service for the hearing impaired:
1-800-285-8846 (TOLL FREE)

MINIMUM AMOUNT
Transfers:            $250 or entire account balance
Surrenders:           $100

MAXIMUM AMOUNT
Transfers:            Contract value

Surrenders:           $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period -- Annuity payout plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you separated from the service of the employer who purchased the contract;
  or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

--------------------------------------------------------------------------------

28      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM
You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

- surrender all or part of your contract at any time; and

- move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

- the contract value; or

- purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 29
other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

--------------------------------------------------------------------------------

30      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

ANNUITY TABLE
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. The discount rate we use in the calculation will vary between 5.05% and 6.55% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 31

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

--------------------------------------------------------------------------------

32      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59(1)/(2) unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59(1)/(2), you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

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                                                    PROSPECTUS -- MAY 1, 2000 33

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

- the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

--------------------------------------------------------------------------------

34      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

- the reserve held in each account for your contract, divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 200 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and 9,480 financial advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 35
commenced in Minnesota state court. The action was brought by individuals who replaced existing IDS Life insurance policies with new IDS Life policies. The plaintiffs purported to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that were included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions sought damages in an unspecified amount and also sought to establish a claims resolution facility for the determination of individual issues.

IDS Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which IDS Life is a defendant, will have a material adverse effect on our financial condition.

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable accounts. All of the major systems used by IDS Life and the variable accounts are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the variable accounts' businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the variable accounts, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable accounts' operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the variable accounts' business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

36      VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information.......... ...........     3
Calculating Annuity Payouts..................     5
Rating Agencies..............................     7
Principal Underwriter........................     7
Independent Auditors.........................     7
Financial Statements

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 37

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ / IDS Life Variable Retirement and Combination Retirement Annuities / / American Express Variable Portfolio Funds

MAIL YOUR REQUEST TO:
IDS LIFE INSURANCE COMPANY
200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

WE WILL MAIL YOUR REQUEST TO:

Your name  _____________________________________________________________________

Address  _______________________________________________________________________

City  _________________________ State  ___________ Zip  ________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

            VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES

               IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ and MZ

                                   May 1, 2000

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are separate accounts established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
200 AXP Financial Center
Minneapolis, MN  55474
800-862-7919

                                TABLE OF CONTENTS

Performance Information..........................................p. 3

Calculating Annuity Payouts......................................p. 6

Rating Agencies..................................................p. 7

Principal Underwriter...........................................p. 8

Independent Auditors.............................................p. 8

Financial Statements

PERFORMANCE INFORMATION

The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the variable accounts), calculated according to the following formula:
                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Surrender For Periods Ending Dec. 31, 1999


Variable Account   Investing In:                        1 Year         5 Years        10 Years         Since
                                                                                                     Inception

                   AXPSM Variable Portfolio -

  G                  Bond Fund (10/81)*                 -6.42%           5.79%           7.05%            --%
  F                  Capital Resource Fund (10/81)      13.87           18.87           14.32            --
  H                  Cash Management Fund (10/81)       -3.64            2.94            3.80            --
  LZ                 Extra Income Fund (5/96)           -2.24              --             --             2.65
  KZ                 Global Bond Fund (5/96)           -12.05              --             --             1.24
  IZ                 International Fund (1/92)          34.02           13.75             --            11.93
  N                  Managed Fund (4/86)                 5.67           15.80           12.36             --
  MZ                 New Dimensions Fund (5/96)         21.48              --             --            22.94
  JZ                 Strategy Aggressive Fund           57.41           22.24             --            15.54
                     (1/92)

*    (Commencement dates of the Funds)

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 1999

Variable Account   Investing In:                        1 Year         5 Years        10 Years         Since
                                                                                                     Inception

                   AXPSM Variable Portfolio -

  G                  Bond Fund (10/81)*                  0.62%           6.88%           7.05%           --%
  F                  Capital Resource Fund (10/81)      22.45           20.10           14.32            --
  H                  Cash Management Fund (10/81)        3.62            4.00            3.80            --
  LZ                 Extra Income Fund (5/96)            5.11              --             --             4.39
  KZ                 Global Bond Fund (5/96)            -5.43              --             --             2.97
  IZ                 International Fund (1/92)          44.10           14.93             --            12.22
  N                  Managed Fund (4/86)                13.63           16.99           12.36             --
  MZ                 New Dimensions Fund (5/96)         30.62              --             --            25.03
  JZ                 Strategy Aggressive Fund           69.26           23.50             --            15.83
                     (1/92)


*    (Commencement dates of the Funds)

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the variable account). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for Variable Accounts Investing in Money Market Fund

Annualized Simple Yield:

For the variable account investing in the money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the variable account expenses accrued over the period;

(c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The variable account's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 1999


   Variable Account      Investing In:                                               Simple Yield          Compound Yield
   ----------------      -------------                                               ------------          --------------
           H             AXPSM Variable Portfolio - Cash Management Fund                5.02%                  5.14 %


Annualized Yield for Variable Accounts Investing in Income Funds

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Variable Account    Investing in:                                        Yield
----------------    -------------                                        -----
       G            AXPSM Variable Portfolio - Bond Fund                  7.52 %
       LZ           AXPSM Variable Portfolio - Extra Income Fund         11.11
       KZ           AXPSM Variable Portfolio - Global Bond Fund           5.66

The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Accounts

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor my be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best            A+ (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's            Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last three years aggregated total $19,803,247, $17,936,810 and $14,502,145, respectively.

Commissions we paid for the last three years aggregated total $21,517,281, $17,634,855 and $17,883,488, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ as of December 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
March 17, 2000


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Net Assets
December 31, 1999

                                                                     Segregated Asset Account
Assets                                          G                F                   H                  LZ              KZ
Investments in shares of mutual funds:
  at cost                                 $1,368,073,917   $3,753,357,115       $ 345,736,949      $ 298,565,693    $ 83,880,459
                                          --------------   --------------       -------------      -------------    ------------
  at market value                         $1,268,218,477   $5,587,813,623       $ 345,735,652      $ 256,517,285    $ 78,933,907
Dividends receivable                           7,909,866               --           1,524,039          2,341,713         371,542
Accounts receivable from IDS Life
for contract purchase payments                        --               --                  --                 --              --
Total assets                               1,276,128,343    5,587,813,623         347,259,691        258,858,998      79,305,449
                                           =============    =============         ===========        ===========      ==========

Liabilities Payable to IDS Life for:
  Mortality and expense risk fee               1,094,640        4,757,034             291,335            221,556          68,018
  Contract terminations                          543,554        1,840,943           2,117,612             16,808          49,189
                                                 -------        ---------           ---------             ------          ------
Total liabilities                              1,638,194        6,597,977           2,408,947            238,364         117,207
                                               ---------        ---------           ---------            -------         -------
Net assets applicable to
contracts in
accumulation period                       $1,268,127,475   $5,560,488,201       $ 344,460,554      $ 256,561,673    $ 78,682,536
Net assets applicable to
contracts in
payment period                                 6,362,674       20,727,445             390,190          2,058,961         505,706
                                               ---------       ----------             -------          ---------         -------
Total net assets                          $1,274,490,149   $5,581,215,646       $ 344,850,744      $ 258,620,634    $ 79,188,242
                                          ==============   ==============       =============      =============    ============
Accumulation units outstanding               238,818,203      449,947,982         129,560,547        218,583,454      70,499,453
                                             ===========      ===========         ===========        ===========      ==========
Net asset value per accumulation unit             $ 5.31          $ 12.36              $ 2.66             $ 1.17          $ 1.12
                                                  ======          =======              ======             ======          ======

                                                                                                                        Combined
                                                                                                                        Variable
Assets                                          IZ               N                   MZ                JZ               Accounts
Investments in shares of mutual funds:
  at cost                                 $1,574,119,468   $3,340,580,042      $1,586,473,213    $1,735,456,631    $14,086,243,487
                                          --------------   --------------      --------------    --------------    ---------------
  at market value                         $2,269,234,585   $4,542,542,611      $2,722,247,564    $3,011,905,099    $20,083,148,803
Dividends receivable                                  --               --                  --                --         12,147,160
Accounts receivable from IDS Life
for contract purchase payments                        --               --                  --           566,097            566,097
                                                                                                        -------            -------
Total assets                               2,269,234,585    4,542,542,611       2,722,247,564     3,012,471,196     20,095,862,060
                                           =============    =============       =============     =============     ==============

Liabilities Payable to IDS Life for:
  Mortality and expense risk fee               1,931,655        3,873,507           2,299,384         2,549,817         17,086,946
  Contract terminations                          518,232        1,704,301             374,366                --          7,165,005
                                                 -------        ---------             -------                            ---------
Total liabilities                              2,449,887        5,577,808           2,673,750         2,549,817         24,251,951
                                               ---------        ---------           ---------         ---------         ----------
Net assets applicable to
contracts in
accumulation period                       $2,260,105,226   $4,514,396,088      $2,701,916,565    $3,000,547,925    $19,985,286,243
Net assets applicable to
contracts in
payment period                                 6,679,472       22,568,715          17,657,249         9,373,454         86,323,866
                                               ---------       ----------          ----------         ---------         ----------
Total net assets                          $2,266,784,698   $4,536,964,803      $2,719,573,814    $3,009,921,379    $20,071,610,109
                                          ==============   ==============      ==============    ==============    ===============
Accumulation units outstanding               898,714,868      986,012,926       1,188,479,994       927,190,210
                                             ===========      ===========       =============       ===========
Net asset value per accumulation unit             $ 2.51           $ 4.58              $ 2.27            $ 3.24
                                                  ======           ======              ======            ======

See accompanying notes to financial statements.



IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Operations
Year ended December 31, 1999

                                                                         Segregated Asset Account
Investment income                                   G                F             H              LZ                 KZ
Dividend income from mutual funds             $ 96,802,368   $ 510,873,784   $ 14,216,321   $ 26,422,885        $ 4,066,352
Mortality and expense risk fee                  14,083,721      51,910,821      3,070,480      2,681,558            867,223
                                                ----------      ----------      ---------      ---------            -------
Investment income (loss) - net                  82,718,647     458,962,963     11,145,841     23,741,327          3,199,129
                                                ==========     ===========     ==========     ==========          =========

Realized and unrealized gain (loss) on investments - net Realized gain (loss) on sales of investments in mutual funds:
  Proceeds from sales                          265,013,097     684,551,643    300,562,398     27,096,218         12,862,425
  Cost of investments sold                     281,559,739     465,932,285    300,564,470     31,031,184         13,311,084
                                               -----------     -----------    -----------     ----------         ----------
Net realized gain (loss) on investments        (16,546,642)    218,619,358         (2,072)    (3,934,966)          (448,659)
Net change in unrealized appreciation or
depreciation of invest                         (57,777,057)    388,030,726         (1,694)    (6,705,343)        (7,628,917)
                                               -----------     -----------         ------     ----------         ----------
Net gain (loss) on investments                 (74,323,699)    606,650,084         (3,766)   (10,640,309)        (8,077,576)
                                               -----------     -----------         ------    -----------         ----------
Net increase (decrease) in net assets
resulting from operations                      $ 8,394,948  $1,065,613,047   $ 11,142,075   $ 13,101,018       $ (4,878,447)
                                               ===========  ==============   ============   ============       ============

                                                                                                                   Combined
                                                                                                                   Variable
Investment income                                  IZ              N              MZ              JZ               Accounts

Dividend income from mutual funds            $ 296,141,489   $ 300,690,482   $ 27,030,034   $ 214,636,871    $1,490,880,586
Mortality and expense risk fee                  18,857,635      44,215,421     21,469,091      21,408,832       178,564,782
                                                ----------      ----------     ----------      ----------       -----------
Investment income (loss) - net                 277,283,854     256,475,061      5,560,943     193,228,039     1,312,315,804
                                               ===========     ===========      =========     ===========     =============

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in mutual funds:
  Proceeds from sales                          436,084,981     525,056,641     18,411,290     386,667,035     2,656,305,728
  Cost of investments sold                     324,503,281     394,447,426     12,126,396     308,579,893     2,132,055,758
                                               -----------     -----------     ----------     -----------     -------------
Net realized gain (loss) on investments        111,581,700     130,609,215      6,284,894      78,087,142       524,249,970
Net change in unrealized appreciation or
depreciation of invest                         331,640,637     180,249,841    602,990,330     981,864,623     2,412,663,146
                                               -----------     -----------    -----------     -----------     -------------
Net gain (loss) on investments                 443,222,337     310,859,056    609,275,224   1,059,951,765     2,936,913,116
                                               -----------     -----------    -----------   -------------     -------------
Net increase (decrease) in net assets
resulting from operations                    $ 720,506,191   $ 567,334,117  $ 614,836,167  $1,253,179,804    $4,249,228,920
                                             =============   =============  =============  ==============    ==============


See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                            Segregated Asset Account
Operations                                       G                   F                  H                  LZ              KZ
Investment income (loss) - net              $ 82,718,647      $ 458,962,963        $ 11,145,841       $ 23,741,327     $ 3,199,129
Net realized gain (loss) on investments      (16,546,642)       218,619,358              (2,072)        (3,934,966)       (448,659)
Net change in unrealized appreciation or
depreciation of investments                  (57,777,057)       388,030,726              (1,694)        (6,705,343)     (7,628,917)
                                             -----------        -----------              ------         ----------      ----------
Net increase (decrease) in net assets
resulting from operations                      8,394,948      1,065,613,047          11,142,075         13,101,018      (4,878,447)
                                               =========      =============          ==========         ==========      ==========

Contract transactions
Contract purchase payments                    26,900,180         85,781,934          15,204,189          4,974,177       1,210,372
Net transfers*                              (105,970,257)      (153,370,052)        155,684,183         12,654,268        (374,882)
Transfers for policy loans                     1,842,920          7,473,199             567,692            129,522          54,571
Annuity payments                                (650,605)        (1,742,554)            (32,682)          (159,063)        (31,086)
Contract charges                                (969,307)        (3,741,628)           (176,826)          (121,868)        (37,981)
Contract terminations:
  Surrender benefits                        (162,008,938)      (516,624,685)        (87,695,413)       (25,706,863)     (8,608,732)
  Death benefits                             (16,680,663)       (33,535,221)         (3,629,477)        (2,099,593)       (552,543)
                                             -----------        -----------          ----------         ----------        --------
Increase (decrease) from
contract transactions                       (257,536,670)      (615,759,007)         79,921,666        (10,329,420)     (8,340,281)
                                            ------------       ------------          ----------        -----------      ----------
Net assets at beginning of year            1,523,631,871      5,131,361,606         253,787,003        255,849,036      92,406,970
                                           -------------      -------------         -----------        -----------      ----------
Net assets at end of year                 $1,274,490,149     $5,581,215,646       $ 344,850,744      $ 258,620,634    $ 79,188,242
                                          ==============     ==============       =============      =============    ============

Accumulation unit activity
Units outstanding at beginning of year       287,880,919        507,310,351          98,897,110        228,164,851      78,149,847
Contract purchase payments                     5,098,452          8,005,258           5,835,845          4,287,084       1,060,861
Net transfers*                               (20,122,969)       (14,287,555)         59,720,497         10,864,149        (391,555)
Transfers for policy loans                       349,885            696,515             217,786            111,325          47,996
Contract charges                                (184,951)          (351,026)            (68,602)          (105,541)        (33,441)
Contract terminations:
  Surrender benefits                         (30,971,111)       (48,274,604)        (33,652,531)       (22,910,831)     (7,832,934)
  Death benefits                              (3,232,022)        (3,150,957)         (1,389,558)        (1,827,583)       (501,321)
                                              ----------         ----------          ----------         ----------        --------
Units outstanding at end of year             238,818,203        449,947,982         129,560,547        218,583,454      70,499,453
                                             ===========        ===========         ===========        ===========      ==========

                                                                                                                          Combined
                                                                                                                          Variable
Operations                                      IZ                N                  MZ                  JZ               Accounts
Investment income (loss) - net             $ 277,283,854     $ 256,475,061        $ 5,560,943       $ 193,228,039  $ 1,312,315,804
Net realized gain (loss) on investments      111,581,700       130,609,215          6,284,894          78,087,142      524,249,970
Net change in unrealized appreciation or
depreciation of investments                  331,640,637       180,249,841        602,990,330         981,864,623    2,412,663,146
                                             -----------       -----------        -----------         -----------    -------------
Net increase (decrease) in net assets
resulting from operations                    720,506,191       567,334,117        614,836,167       1,253,179,804    4,249,228,920
                                             ===========       ===========        ===========       =============    =============

Contract transactions
Contract purchase payments                    40,338,256        83,597,175         72,874,934          48,904,810      379,786,027
Net transfers*                              (116,553,908)      (96,836,944)       508,860,423        (147,410,390)      56,682,441
Transfers for policy loans                     2,859,054         5,702,415          2,773,692           3,088,741       24,491,806
Annuity payments                                (469,919)       (1,986,186)        (1,121,855)           (587,286)      (6,781,236)
Contract charges                              (1,368,024)       (3,046,411)        (1,397,495)         (1,513,611)     (12,373,151)
Contract terminations:
  Surrender benefits                        (189,429,712)     (431,500,196)      (217,155,832)       (217,020,605)  (1,855,750,976)
  Death benefits                             (11,050,653)      (33,236,282)        (9,098,257)        (11,508,774)    (121,391,463)
                                             -----------       -----------         ----------         -----------     ------------
Increase (decrease) from
contract transactions                       (275,674,906)     (477,306,429)       355,735,610        (326,047,115)  (1,535,336,552)
                                            ------------      ------------        -----------        ------------   --------------
Net assets at beginning of year            1,821,953,413     4,446,937,115      1,749,002,037       2,082,788,690   17,357,717,741
                                           -------------     -------------      -------------       -------------   --------------
Net assets at end of year                 $2,266,784,698    $4,536,964,803     $2,719,573,814      $3,009,921,379  $20,071,610,109
                                          ==============    ==============     ==============      ==============  ===============

Accumulation unit activity
Units outstanding at beginning of year     1,042,405,301     1,100,356,781      1,001,825,924       1,087,313,726
Contract purchase payments                    21,186,358        19,976,712         38,519,407          23,744,035
Net transfers*                               (61,546,990)      (22,881,117)       269,878,345         (76,329,658)
Transfers for policy loans                     1,496,740         1,359,792          1,466,009           1,493,862
Contract charges                                (711,536)         (727,064)          (734,890)           (727,228)
Contract terminations:
  Surrender benefits                         (98,137,917)     (104,002,022)      (117,609,944)       (102,783,256)
  Death benefits                              (5,977,088)       (8,070,156)        (4,864,857)         (5,521,271)
                                              ----------        ----------         ----------          ----------
Units outstanding at end of year             898,714,868       986,012,926      1,188,479,994         927,190,210
                                             ===========       ===========      =============         ===========


*Includes transfer activity from (to) other accounts and transfers from (to) IDS
Life's fixed account.
See accompanying notes to financial statements.



IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                          Segregated Asset Accounts
Operations                                         G                F                 H                LZ                KZ
Investment income (loss) - net               $103,828,473     $329,763,435        $8,809,573       $24,475,295       $3,755,760
Net realized gain (loss) on investmets          2,070,205      118,824,562              (632)         (493,547)          26,972
Net change in unrealized appreciation or
depreciation of investments                   (96,451,963)     540,393,789               191       (40,099,627)       1,835,832
                                              -----------      -----------               ---       -----------        ---------
Net increase (decrease) in net assets
resulting from operations                       9,446,715      988,981,786         8,809,132       (16,117,879)       5,618,564
                                                =========      ===========         =========       ===========        =========
Contract transactions
Contract purchase payments                     38,193,749      105,479,671        17,799,064         8,136,532        2,038,404
Net transfers*                                (27,040,242)    (108,133,439)       65,210,894        79,088,999       19,960,605
Transfers for policy loans                      1,985,036        7,449,789           385,793           131,965           51,676
Annuity payments                                 (514,367)      (1,252,612)          (22,173)          (92,089)         (17,032)
Contract charges                               (1,195,650)      (3,987,171)         (149,937)         (119,647)         (39,574)
Contract terminations:
  Surrender benefits                         (148,764,277)    (412,678,091)      (51,592,016)      (20,503,088)      (7,210,042)
  Death benefits                              (14,915,925)     (25,027,040)       (1,774,081)       (1,466,072)        (410,791)
                                              -----------      -----------        ----------        ----------         --------
Increase (decrease)
from contract transactions                   (152,251,676)    (438,148,893)       29,857,544        65,176,600       14,373,246
                                             ------------     ------------        ----------        ----------       ----------
Net assets at beginning of year             1,666,436,832    4,580,528,713       215,120,327       206,790,315       72,415,160
                                            -------------    -------------       -----------       -----------       ----------
Net assets at end of year                  $1,523,631,871   $5,131,361,606      $253,787,003      $255,849,036      $92,406,970
                                           ==============   ==============      ============      ============      ===========
Accumulation unit activity
Units outstanding at beginning of year        316,788,701      556,866,324        87,255,005       175,023,644       65,608,959
Contracts purchase payments                     7,194,454       11,916,818         7,095,301         6,839,352        1,792,193
Net transfers*                                 (4,997,642)     (12,362,984)       25,681,176        65,787,681       17,576,406
Transfers for policy loans                        375,028          843,187           153,649           111,933           45,365
Contract charges                                 (226,888)        (453,322)          (60,456)          (99,946)         (33,633)
Contract terminations:
  Surrender benefits                          (28,247,658)     (46,477,597)      (20,439,462)      (18,148,390)      (6,465,380)
  Death benefits                               (3,005,076)      (3,022,075)         (788,103)       (1,349,423)        (374,063)
                                               ----------       ----------          --------        ----------         --------
Units outstanding at end of year              287,880,919      507,310,351        98,897,110       228,164,851       78,149,847
                                              ===========      ===========        ==========       ===========       ==========

                                                                                                                       Combined
                                                                                                                       Variable
Operations                                       IZ                N                MZ                JZ               Accounts
Investment income (loss) - net                $5,790,424     $449,709,297       $(5,277,784)     $113,612,698      $567,590,394
Net realized gain (loss) on investmets        49,483,016       74,842,609         2,085,266        33,506,290       159,944,153
Net change in unrealized appreciation or
depreciation of investments                  195,486,480       60,772,481       356,854,753      (116,897,748)      498,051,798
                                             -----------       ----------       -----------      ------------       -----------
Net increase (decrease) in net assets
resulting from operations                    250,759,920      585,324,387       353,662,235        30,221,240     1,225,586,345
                                             ===========      ===========       ===========        ==========     =============
Contract transactions
Contract purchase payments                    53,287,596      102,722,742        64,342,063        65,985,738       288,376,543
Net transfers*                               (94,797,288)      (8,531,530)      314,642,480       (35,763,509)      195,510,758
Transfers for policy loans                     2,850,813        5,797,400         2,358,750         3,183,399        14,242,038
Annuity payments                                (322,447)      (1,407,902)         (436,312)         (400,799)       (2,584,492)
Contract charges                              (1,544,330)      (3,325,118)       (1,046,612)       (1,742,005)       (7,697,639)
Contract terminations:
  Surrender benefits                        (158,297,324)    (355,471,928)     (116,815,110)     (172,177,805)     (809,972,209)
  Death benefits                              (9,473,917)     (28,459,626)       (5,413,424)       (8,726,997)      (52,484,755)
                                              ----------      -----------        ----------        ----------       -----------
Increase (decrease)
from contract transactions                  (208,296,897)    (288,675,962)      257,631,835      (149,641,978)     (374,609,756)
                                            ------------     ------------       -----------      ------------      ------------
Net assets at beginning of year            1,779,490,390    4,150,288,690     1,137,707,967     2,202,209,428     9,342,111,635
                                           -------------    -------------     -------------     -------------     -------------
Net assets at end of year                 $1,821,953,413   $4,446,937,115    $1,749,002,037    $2,082,788,690   $10,193,088,224
                                          ==============   ==============    ==============    ==============   ===============
Accumulation unit activity
Units outstanding at beginning of year     1,168,353,202    1,178,734,680       831,259,213     1,168,829,188
Contracts purchase payments                   31,638,503       27,547,912        42,906,289        35,152,612
Net transfers*                               (58,491,047)      (2,527,414)      209,719,850       (20,661,784)
Transfers for policy loans                     1,695,063        1,525,609         1,565,644         1,704,172
Contract charges                                (924,518)        (898,151)         (701,700)         (937,617)
Contract terminations:
  Surrender benefits                         (93,910,984)     (95,728,467)      (79,116,097)      (91,770,066)
  Death benefits                              (5,954,918)      (8,297,388)       (3,807,275)       (5,002,779)
                                              ----------       ----------        ----------        ----------
Units outstanding at end of year           1,042,405,301    1,100,356,781     1,001,825,924     1,087,313,726
                                           =============    =============     =============     =============


*Includes transfer activity from (to) other accounts and transfers from (to) IDS
Life's fixed account.
See accompanying notes to financial statements.


IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ

Notes to Financial Statements
1. ORGANIZATION

IDS Life Accounts G, F, H, LZ, KZ, IZ, N, MZ and JZ (collectively, the Accounts) were established as segregated asset accounts of IDS Life Insurance Company (IDS
Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act). Accounts G, F and H were established on May 13, 1981 and commenced operations on Oct. 13, 1981. Account N was established on April 17, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts LZ, KZ and MZ were established on April 2, 1996 and commenced operations on April 30, 1996.

Each Account invests exclusively in shares of the following funds (collectively,
the  Funds),   which  are  registered   under  the  1940  Act  as   diversified,
(non-diversified  for Global Bond) open-end management  investment companies and have the following investment managers.

Account               Invests exclusively in shares of                                        Investment Manager
G                     AXPSM Variable Portfolio-- Bond Fund                                    IDS Life Insurance Company 1
F                     AXPSM Variable Portfolio-- Capital Resource Fund                        IDS Life Insurance Company 1
H                     AXPSM Variable Portfolio-- Cash Management Fund                         IDS Life Insurance Company 1
LZ                    AXPSM Variable Portfolio-- Extra Income Fund                            IDS Life Insurance Company 1
KZ                    AXPSM Variable Portfolio-- Global Bond Fund                             IDS Life Insurance Company 1
IZ                    AXPSM Variable Portfolio-- International Fund                           IDS Life Insurance Company 2
N                     AXPSM Variable Portfolio-- Managed Fund                                 IDS Life Insurance Company 1
MZ                    AXPSM Variable Portfolio-- New Dimensions Fund(R)                       IDS Life Insurance Company 1
JZ                    AXPSM Variable Portfolio-- Strategy Aggressive Fund                     IDS Life Insurance Company 1

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment   advisor.   American   Express  Asset   Management
International, Inc. is the sub-investment advisor.

The assets of each Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contracts.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the Accounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual charge of $20 is deducted from the contract value of each Variable Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. A quarterly charge of $125 is deducted from the contract value of each Group Variable Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life.

A contingent deferred sales charge (surrender charge or withdrawal charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,
b) Combination Retirement Annuity contract surrenders during the first seven, eight or eleven years, depending on type of contract,
c) Group Variable Annuity contract withdrawals during the first seven years, d) Employee Benefit Annuity certificate surrenders during the first eleven years, and
e) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,803,247 in 1999 and $17,936,810 in 1998. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

5. INVESTMENT IN SHARES

The Accounts' investment in shares of the Funds as of Dec. 31,1999 were as follows:

Account  Investment                                                   Shares             NAV
G        AXPSM Variable Portfolio-- Bond Fund                    120,277,080          $10.54
F        AXPSM Variable Portfolio-- Capital Resource Fund        153,528,959           36.40
H        AXPSM Variable Portfolio-- Cash Management Fund         345,769,149            1.00
LZ       AXPSM Variable Portfolio-- Extra Income Fund             29,911,078            8.58
KZ       AXPSM Variable Portfolio-- Global Bond Fund               8,145,468            9.69
IZ       AXPSM Variable Portfolio-- International Fund           117,076,316           19.38
N        AXPSM Variable Portfolio-- Managed Fund                 229,235,019           19.82
MZ       AXPSM Variable Portfolio-- New Dimensions Fund(R)       119,099,157           22.86
JZ       AXPSM Variable Portfolio-- Strategy Aggressive Fund     125,937,446           23.92


6. INVESTMENT TRANSACTIONS

The Accounts'  purchases of Funds' shares,  including  reinvestment  of dividend distributions, were as follows:
                                                                           Year ended Dec. 31,
Account   Investment                                                    1999              1998
G         AXPSM Variable Portfolio-- Bond Fund                   $   83,923,375     $  97,115,658
F         AXPSM Variable Portfolio-- Capital Resource Fund          534,353,576       361,299,794
H         AXPSM Variable Portfolio-- Cash Management Fund           393,328,065       310,085,733
LZ        AXPSM Variable Portfolio-- Extra Income Fund               38,404,776        94,930,969
KZ        AXPSM Variable Portfolio-- Global Bond Fund                 7,466,938        20,617,085
IZ        AXPSM Variable Portfolio-- International Fund             440,143,815        90,031,710
N         AXPSM Variable Portfolio-- Managed Fund                   309,803,081       447,421,778
MZ        AXPSM Variable Portfolio-- New Dimensions Fund(R)         382,381,592       265,183,065
JZ        AXPSM Variable Portfolio-- Strategy Aggressive Fund       255,839,303       161,144,482
          Combined Variable Accounts                             $2,445,644,521    $1,847,830,274

7. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Accounts. All of the major systems used by IDS Life and the Accounts are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the Accounts' businesses are heavily dependent upon AEFC's computer systems and have significant interaction with the systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Accounts, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the Accounts' operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the Accounts' business, results of operations, or financial condition as a result of the Year
2000 issue.



IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-21

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Accounts F,IZ,JZ,G,H,N,KZ,LZ and MZ:

         Statements of Net Assets at Dec. 31, 1999.
         Statements of Operations for the year ended Dec. 31, 1999.
         Statements of Changes in Net Assets for the years ended Dec. 31, 1999 and Dec. 31, 1998.
         Notes to Financial Statements.
         Report of Independent Auditors dated March 17, 2000.

         IDS Life Insurance Company:

         Consolidated Balance Sheets at Dec. 31, 1999 and 1998.
         Consolidated Statements of Income for the years ended Dec. 31, 1999, 1998, and 1997.
         Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 1999, 1998 and 1997.
         Consolidated Statements of Cash Flows for the years ended
         Dec. 31, 1999, 1998, and 1997.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 3, 2000.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit
     1.2 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on Sept. 20, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 23 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 26 to Registration Statement No. 2-73114, is incorporated herein by reference.

2.   Not applicable.

3.   Not applicable.

4.1  Copy of form of Qualified Deferred Annuity Contract (form 30307),  filed as
     Exhibit 4(a) to Post-Effective Amendment No.20 to Registration Statement No. 33-4173, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 30302), filed as Exhibit 4(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4173, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 30306), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

5.1  Form of Application for IDS Life Deferred  Variable  Annuity Contract (form
     34512),  filed  as  Exhibit  10  to  Post-Effective   Amendment  No.  2  to
     Registration Statement 2-73114, is incorporated herein by reference.

5.2 Copy of Form of Application for Variable and Combination Retirement Annuities Contracts, filed as Exhibit 5(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4173, is incorporated herein by reference.

6.1  Copy of Certificate of Incorporation of IDS Life, filed  electronically  as
     Exhibit 6.1 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 24 to Registration Statement No. 2-73114, is incorporated herein by reference.

7.   Not applicable.

8.   Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None

12.  Not applicable.

13.  Schedule  for   computation   of  each   performance   quotation  is  filed
     electronically as Exhibit 13 to Post-Effective Amendment No. 26 to Registration Statement No. 2-73114, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement dated April 20, 2000 is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)


Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------
                                      200 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Executive Vice President, Risk
                                                                                Management Products
                                      200 AXP Financial Center
David J. Berry                        Minneapolis, MN  55474                    Vice President

                                      200 AXP Financial Center
Mark W. Carter                        Minneapolis, MN  55474                    Executive Vice President, Marketing

                                      200 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      200 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments

                                      200 AXP Financial Center
Jeffrey S. Horton                     Minneapolis, MN  55474                    Vice President, Treasurer and
                                                                                Assistant Secretary
                                      200 AXP Financial Center
David R. Hubers                       Minneapolis, MN  55474                    Director

                                      200 AXP Financial Center
James M. Jensen                       Minneapolis, MN  55474                    Vice President, Insurance Product
                                                                                Development
                                      200 AXP Financial Center
Richard W. Kling                      Minneapolis, MN  55474                    Director, Chief Executive Officer and
                                                                                President
                                      200 AXP Financial Center
Paul F. Kolkman                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      200 AXP Financial Center
Paula R. Meyer                        Minneapolis, MN  55474                    Director and Executive Vice President,
                                                                                Assured Assets

James A. Mitchell                     200 AXP Financial Center                  Director and Chairman of the Board
                                      Minneapolis, MN  55474
                                      200 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director and Executive Vice President,
                                                                                Variable Assets
                                      200 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President,
                                                                                Client Service
                                      200 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      200 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President

                                      200 AXP Financial Center
William A. Stoltzmann                 Minneapolis, MN  55474                    Vice President, General Counsel and
                                                                                Secretary
                                      200 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
          Registrant

                  IDS Life  Insurance  Company is a  wholly-owned  subsidiary of
                  American  Express  Financial  Corporation.   American  Express
                  Financial Corporation is a wholly-owned subsidiary of American
                  Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas


     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  On March 31, 2000, there were 47,494 contract owners of qualified Combination Retirement Annuity contracts. There were 2,246 owners of non-qualified contracts.

                  There  were  286  contract   owners  of   qualified   Variable
                  Retirement Annuity contracts. There were 2,026 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Item 29. Principal Underwriters

                  (a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

                  (b) This table is the same as our  response to Item 25 of this
                      Registration Statement.

                  (c)


Name of        Net Underwriting
Principal       Discounts and      Compensation on    Brokerage
Underwriter      Commissions         Redemption      Commissions    Compensation

  IDS Life         $21,517,281         $19,803,247      None             None


Item 30.          Location of Accounts and Records

                           IDS Life Insurance Company
                           200 AXP Financial Center
                           Minneapolis, MN

Item 31.          Management Services

                           Not applicable.

Item 32.          Undertakings

(a), (b) & (c)    These undertakings were filed with the Registrant's initial
                  Registration Statements, File No.  2-73114 and 811-3217.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 27th day of April, 2000.


                                                  IDS LIFE  ACCOUNT F

                                                  IDS LIFE ACCOUNT IZ

                                                  IDS LIFE ACCOUNT JZ

                                                  IDS LIFE ACCOUNT G

                                                  IDS LIFE ACCOUNT H

                                                  IDS LIFE ACCOUNT N

                                                  IDS LIFE ACCOUNT KZ

                                                  IDS LIFE ACCOUNT LZ

                                                  IDS LIFE ACCOUNT MZ
                                                  (Registrant)

                                                  By  IDS Life Insurance Company
                                                  (Sponsor)

                                                  By /s/   Richard W. Kling*
                                                           Richard W. Kling
                                                           President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2000.

Signature                                            Title

/s/      James A. Mitchell*     Director and Chairman of the Board
         James A. Mitchell

/s/      Richard W. Kling*      Director, President and Chief Executive Officer
         Richard W. Kling

/s/      Jeffrey S. Horton*     Vice President, Treasurer
         Jeffrey S. Horton      and Assistant Secretary

/s/      David R. Hubers*       Director
         David R. Hubers

/s/      Paul F. Kolkman*       Director and Executive Vice
         Paul F. Kolkman        President

/s/      Paula R. Meyer*        Director and Executive Vice
         Paula R. Meyer         President

/s/      Pamela J. Moret*       Director and Executive Vice
         Pamela J. Moret        President

Signature                       Title

/s/      Barry J. Murphy*       Director and Executive Vice
         Barry J. Murphy        President, Client Service

/s/      Stuart A. Sedlacek*    Director and Executive Vice
         Stuart A. Sedlacek     President

/s/      Philip C. Wentzel*     Vice President and Controller
         Philip C. Wentzel

*Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 20, 2000 filed electronically herewith as Exhibit 14, by:






/s/ Mary Ellyn Minenko
Mary Ellyn Minenko

                    CONTENTS OF REGISTRATION STATEMENT NO. 30

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

         Exhibits.